Net Operating Revenue	12 Months Ended
Dec. 31, 2023
Net Operating Revenue [Abstract]
Net operating revenue

Note 20. Net operating revenue

The Group recognizes operating revenue from its B2B SaaS platform where revenues are disaggregated as SaaS platform subscription services, and data analytics service, set-up and other services. Revenues are recorded net of applicable municipal service taxes (ISS) and federal vat (PIS and COFINS) taxes, as well as contract cancellations and returns.

Below is a summary of net operating revenue for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Gross operating revenue	181,725	135,643	98,433
Revenue deductions:
Cancellations and returns	(1,353)	(1,822)	(1,357)
Taxes on services	(11,387)	(9,276)	(7,212)
Total revenue deductions	(12,740)	(11,098)	(8,569)
Net operating revenue	168,985	124,545	89,864

Disaggregation of net operating revenue for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Platform subscription service	158,678	114,556	78,547
Cancellations, returns and taxes on services	(10,692)	(9,004)	(6,780)
Revenue from platform subscription service	147,986	105,552	71,767
Data analytics service	13,422	15,644	14,457
Cancellations, returns and taxes on services	(1,478)	(1,760)	(1,491)
Revenue from data analytics service	11,944	13,884	12,966
Set-up and service	8,661	4,733	4,613
Cancellations, returns and taxes on services	(514)	(307)	(257)
Revenue from set-up and service	8,147	4,426	4,356
Other revenue	963	710	816
Cancellations, returns and taxes on services	(55)	(27)	(41)
Other revenue	908	683	775
Total net operating revenue	168,985	124,545	89,864

Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets (included within trade accounts receivable) and deferred revenue related to contracts with customers.

The contract asset activity as of December 31, 2023, 2022 and 2021, is as follows:

At January 1, 2021	-
Increase from business acquisitions	3,296
Decrease from transfers to accounts receivable	(877)
Increase from changes based on work in progress	638
At December 31, 2021	3,057
Decrease from transfers to accounts receivable	(3,057)
Increase from changes based on work in progress	2,272
At December 31, 2022	2,272
Decrease from transfers to accounts receivable	(2,272)
Increase from changes based on work in progress	4,862
At December 31, 2023	4,862

The deferred revenue activity as of December 31, 2023, 2022 and 2021, is as follows:

At January 1, 2021	38
Increase from business acquisitions	5,512
Increase in deferred revenue in the current year	9,658
Revenue recognized during the current year	(10,840)
At December 31, 2021	4,368
Increase in deferred revenue in the current year	9,566
Revenue recognized during the current year	(10,113)
At December 31, 2022	3,821
Increase in deferred revenue in the current year	9,845
Revenue recognized during the current year	(10,521)
At December 31, 2023	3,145

Deferred revenue is allocated to remaining performance obligations and represents contracted revenue that has not yet been recognized, including unearned revenue and amounts that have been invoiced and will be recognized as revenue in future periods. The Company expects to recognize all revenue over the next 12 months and is classified as other current liabilities in the consolidated statement of financial position.